Liquidity and capital resources (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Consolidated Cash Flows Information

The following table sets forth our condensed interim consolidated cash flows information for the six-month periods ended June 30, 2019 and 2018:

	For the 6-month period ended June 30,
(€’000)	2019	2018
Net cash used in operations	(16,063)	(13,877)
Net cash from/(used in) investing activities	9,090	10,125
Net cash from/(used in) financing activities	96	42,865

Change in Cash and cash equivalents	(6,876)	39,112

Short-term investments variance elimination	(9,197)	(10,653)

Net cash burn[2]	(16,074)	28,459